Accrued Expenses (Details) - Schedule of Accrued Expenses - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses [Abstract]
Accrued payroll	$ 516,754	$ 20,856
Accrued acquisition costs	440,164
Accrued professional services	172,700
Accrued taxes and licenses	124,250
Accrued legal	113,483	20,638
Accrued board fees	89,750
Accrued marketing	82,115
Accrued other	102,337
Total accrued expenses	$ 1,641,553	$ 41,494